Shareholder Letter                                         Brenton Mutual Funds
-------------------------------------------------------------------------------

Dear Shareholders:

One of the more interesting propositions the science of philosophy has focused on is whether two opposing theories can be true at the same time. This predicament is commonly referred to as a paradox. The investment paradox we face today is if the U.S. domestic economy can continue its strong Gross Domestic Product (GDP) growth in excess of 4% with inflation remaining benign. Past assumption was that low unemployment is caused by strong economic growth, which causes the cost of labor to go up and therefore puts pressure on prices, causing inflation to increase. Recent evidence shows second quarter GDP to continue strong at 5.6% yet inflation remains at a relatively contained 2.6% as expressed by core Consumer Price Index measures. The Federal Reserve ("the Fed") has tried to slow inflation by raising the Fed Funds rate enough to slow but not stop economic growth; this is classically referred to as a soft landing. The extreme volatility (price changes) in the equity markets indicates investors are not sure this can be accomplished and fear either a recession or a rise in inflation. The Fed has been on hold for the last two months pending the election and more economic news. All investors are paying close attention.

Our last letter warned investors of this possibility and for investors to pay more attention to risk. The past quarter has reflected this concern, as markets have been quite volatile. Equity returns are negative on a year to date basis. With only one quarter to go in the year, this could be the first time in five years equity returns are flat on a year over year basis. Staid old utilities have been the best performing sector in the stock market, followed by energy stocks and cash. What is an investor to do?

Market timing is a dangerous occupation, so we believe to stay invested in those companies with more visible and predictable earnings growth whose stock price is more rationally valued. These include many old economy companies in the consumer staple, healthcare and financial sectors with selected holdings in more modestly valued technology suppliers. We expect a shift to more moderate growth by the U.S. economy with a corresponding slowdown in earnings, better safe than sorry at this point in the cycle.

Value Equity Fund

The Brenton Value Equity Fund has a one-year return of 13.23%/2/ (without load) as of September 30, 2000 versus the Standard and Poor's 500 Index/1/ of 13.28%. The annualized three-year return of 13.38%/2/ (without load) and annualized five-year return of 17.97%/2/ (without load) trail the Standard and Poor's 500 Index returns of 16.44% and 21.69%, respectively. The market is currently working through a phase of consolidation where the gap between the performance of growth stocks and value stocks is narrowing, this has helped us regain lost ground versus the benchmark.

There are several factors affecting investor sentiment in today's market. The uncertainty in the upcoming elections is causing caution to be exercised in certain industries based on each party's perceived attitude toward that arena. Slowing corporate profits appear to be hitting some of the markets previous favorites that have inspired widespread caution among many names in the technology area. The final concern of this writer is how long the reported productivity gains will continue before we finally are hit by greater wage pressure from the current full employment situation.

Intermediate U.S. Government Securities Fund

The recent increases in energy prices along with currency uncertainties caused increased demand for short maturity securities. The result was the Treasury yield curve started to disinvert and become flat again. The combination of heavy issuance of debt in August

-------------------------------------------------------------------------------

Shareholder Letter                                          Brenton Mutual Funds
--------------------------------------------------------------------------------

($50 to $60 billion range), energy prices flashing higher, and mixed third quarter corporate earnings prerelease's would normally cause expectations about the spread sector (agencies and corporates) to be that of underperformance. However, the Treasury curve reacted to these developments much quicker than the spread sector curves. The result was that spreads narrowed consummating in outperformance by this sector. This positively impacted the Brenton Intermediate U.S. Government Securities Fund.

The economy clearly decelerated during the third quarter. Most market participants have concluded based on this economic slowdown combined with the election season that the Federal Reserve is done tightening for the year. As a result, the spread between the 10-year and 30-year Treasury has reverted to a positive spread for the first time since January 17, 2000. As a consequence, we will continue to take advantage of the generous yield pickup on agencies, certain mortgage products, and high quality corporates. It is likely that the spreads to Treasuries of each of these sectors will continue to narrow, which will produce strong performance for the Fund.

U.S. Government Money Market Fund/3/

The Federal Reserve raised the Federal Funds rate 0.5% to 6.5% since March 31, 2000. It appears that the Fed is done tightening through at least year-end and perhaps for this cycle. That is, as long as growth continues to moderate at or below the non-inflationary level of 3.0%. That being the case, we expect to continue to focus on maintaining high credit quality in your funds while maintaining the average maturity near current levels.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ Matt J. Schmitt

Matt J. Schmitt
Assistant Vice President/Portfolio Manager
Brenton Investments, Inc.

/1/The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

/2/The average annual total returns for the Fund with a load of 4.50% are 8.11%, 11.66%, and 16.89% for the 1-year, 5-year and since inception.

/3/An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results. The investment return and Net Asset Value (NAV) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The composition of the fund's holdings is subject to change.

For more complete information on any of the Brenton Mutual Funds, including fees, expenses and sales charges, please call 1-800-706-FUND for a free prospectus. Please read the prospectus carefully before investing or sending money.

Shares of the Funds are NOT FDIC INSURED, nor are they insured by any government agency. Fund shares are not deposits or other obligations of, or guaranteed or endorsed by, Brenton Bank or its affiliates. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

The Brenton Mutual Funds are a family of mutual funds distributed by BISYS Fund Services which is independent of Brenton Bank and its affiliates. Brenton Brokerage is a registered broker-dealer from whom shares of the Brenton Mutual Funds may be purchased.

--------------------------------------------------------------------------------

                               Table of Contents

                      Statements of Assets and Liabilities
                                     Page 4

                            Statements of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedules of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 12

                              Financial Highlights
                                    Page 16

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Assets and Liabilities
                               September 30, 2000
                                  (Unaudited)

                                                        Intermediate
                                      U.S. Government  U.S. Government    Value
                                       Money Market      Securities      Equity
                                           Fund             Fund          Fund
                                      ---------------  --------------- -----------
              ASSETS:
Investments, at value (cost
 $45,048,798; $22,626,038;
 $29,388,800, respectively).........    $45,048,798      $22,501,791   $53,500,439
Cash................................            849               --            --
Interest and dividends receivable...             --          508,301        30,802
Prepaid expenses and other assets...          5,758            2,534         4,278
                                        -----------      -----------   -----------
    Total Assets....................     45,055,405       23,012,626    53,535,519
                                        -----------      -----------   -----------
            LIABILITIES:
Dividends payable...................        207,115               --            --
Accrued expenses and other payables:
  Investment advisory fees..........          9,678            9,364        29,814
  Administration fees...............          1,099              376         1,755
  Distribution and shareholder
   service fees.....................          2,198               --         2,245
  Other fees........................         30,098           25,574           974
                                        -----------      -----------   -----------
    Total Liabilities...............        250,188           35,314        34,788
                                        -----------      -----------   -----------
    Total Net Assets................    $44,805,217      $22,977,312   $53,500,731
                                        ===========      ===========   ===========
            NET ASSETS:
Capital.............................    $44,806,752      $23,523,145   $28,404,317
Undistributed (distribution in
excess of) net investment
income/(loss).......................             --            8,823       (33,894)
Accumulated undistributed
 (distribution in excess of) net
 realized gains/(losses) from
 investment transactions............         (1,535)        (430,409)    1,018,669
Net unrealized
appreciation/(depreciation) from
investments.........................             --         (124,247)   24,111,639
                                        -----------      -----------   -----------
    Net Assets......................    $44,805,217      $22,977,312   $53,500,731
                                        ===========      ===========   ===========
Single Class or Class M Shares
Net Assets..........................    $36,987,819      $22,977,312   $53,500,731
Outstanding units of beneficial
interest (shares)...................     36,989,225        2,324,563     2,741,724
                                        -----------      -----------   -----------
Net asset value--redemption price
per share...........................    $      1.00      $      9.88   $     19.51
                                        ===========      ===========   ===========
Maximum Sales Charge................             --             3.50%         4.50%
                                        -----------      -----------   -----------
Maximum Offering Price per share
 (NAV/(100%-Maximum Sales Charge) of
 net asset value adjusted to nearest
 cent)..............................    $      1.00(a)   $     10.24   $     20.43
                                        ===========      ===========   ===========
Class S Shares
Net Assets..........................    $ 7,817,398
Outstanding units of beneficial
interest (shares)...................      7,817,567
                                        ===========
Net asset value--offering and
redemption price per share..........    $      1.00(a)
                                        ===========

------
(a) Offering price and redemption price are the same for the Money Market Fund.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            Statements of Operations
                    For the Period Ended September 30, 2000
                                  (Unaudited)

                                                       Intermediate
                                      U.S. Government U.S. Government
                                       Money Market     Securities    Value Equity
                                           Fund            Fund           Fund
                                      --------------- --------------- ------------
INVESTMENT INCOME:
Interest income.....................    $1,404,328      $  750,522    $        --
Dividend income.....................            --           1,240        282,822
                                        ----------      ----------    -----------
  Total income......................     1,404,328         751,762        282,822
                                        ----------      ----------    -----------
EXPENSES:
Investment advisory fees............        88,893          57,823        180,552
Administration fees.................        44,447          23,129         54,351
Distribution and shareholder service
 fees--
 Single Class or Class M............        92,609          57,823        135,877
Distribution and shareholder service
fees--Class S.......................        27,761              --             --
Custodian fees......................         5,773           2,045          4,491
Fund accounting fees................        15,557          10,138         12,091
Transfer agent fees.................        36,730           8,646         21,783
Trustees' fees......................         2,017           1,329          2,866
Other...............................        38,593          24,755         25,492
                                        ----------      ----------    -----------
  Total Expenses....................       352,380         185,688        437,503
Less: Fee waivers...................      (149,635)        (69,387)      (123,145)
                                        ----------      ----------    -----------
  Net Expenses......................       202,745         116,301        314,358
                                        ----------      ----------    -----------
Net Investment Income/(Loss)........     1,201,583         635,461        (31,536)
                                        ----------      ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains/(losses) from
investment transactions.............            --         (36,456)     1,152,017
Net change in unrealized
 appreciation/(depreciation) from
 investments........................            --         446,751     (1,744,178)
                                        ----------      ----------    -----------
Net realized/unrealized
gains/(losses) from investments.....            --         410,295       (592,161)
                                        ----------      ----------    -----------
Change in net assets resulting from
operations..........................    $1,201,583      $1,045,756    $  (623,697)
                                        ==========      ==========    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                                                         U.S. Government
                                                        Money Market Fund
                                                   ----------------------------
                                                   Period Ended    Year Ended
                                                   September 30,    March 31,
                                                       2000           2000
                                                   -------------  -------------
                                                    (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income............................ $  1,201,583   $   2,147,884
 Net realized gains/(losses) from investment
 transactions.....................................           --          (1,177)
                                                   ------------   -------------
Change in net assets resulting from operations....    1,201,583       2,146,707
                                                   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class M.........................................   (1,008,435)     (1,741,067)
  Class S.........................................     (193,148)       (406,817)
                                                   ------------   -------------
Change in net assets from shareholder
distributions.....................................   (1,201,583)     (2,147,884)
                                                   ------------   -------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
  Class M.........................................   33,832,322     103,312,420
  Class S.........................................   10,029,458      24,846,609
 Dividends reinvested
  Class M.........................................      208,312         378,310
  Class S.........................................      188,979         408,354
 Cost of shares redeemed
  Class M.........................................  (37,006,961)   (102,132,997)
  Class S.........................................   (9,931,210)    (27,794,132)
                                                   ------------   -------------
Change in net assets from capital share
transactions......................................   (2,679,100)       (981,436)
                                                   ------------   -------------
Change in net assets..............................   (2,679,100)       (982,613)
NET ASSETS:
 Beginning of period..............................   47,484,317      48,466,930
                                                   ------------   -------------
 End of period.................................... $ 44,805,217   $  47,484,317
                                                   ============   =============
SHARE TRANSACTIONS:
 Issued
  Class M.........................................   33,832,322     103,312,774
  Class S.........................................   10,029,458      24,846,609
 Reinvested
  Class M.........................................      208,312         378,310
  Class S.........................................      188,979         408,354
 Redeemed
  Class M.........................................  (37,006,961)   (102,132,997)
  Class S.........................................   (9,931,210)    (27,794,132)
                                                   ------------   -------------
Change in shares..................................   (2,679,100)       (981,082)
                                                   ============   =============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                               Intermediate U.S.
                                  Government
                                Securities Fund          Value Equity Fund
                            ------------------------  -------------------------
                              Period                    Period
                               Ended                     Ended
                             September   Year Ended    September    Year Ended
                                30,       March 31,       30,       March 31,
                               2000         2000         2000          2000
                            -----------  -----------  -----------  ------------
                            (Unaudited)               (Unaudited)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment
 income/(loss)............  $   635,461  $ 1,366,197  $   (31,536) $     59,178
 Net realized
  gains/(losses) from
  investment transactions.      (36,456)    (393,284)   1,152,017     3,613,453
 Net change in unrealized
  appreciation/
  (depreciation) from
  investments.............      446,751   (1,095,636)  (1,744,178)    4,112,620
                            -----------  -----------  -----------  ------------
Change in net assets
resulting from operations.    1,045,756     (122,723)    (623,697)    7,785,251
                            -----------  -----------  -----------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
 income...................     (636,697)  (1,378,292)      (4,549)      (61,667)
 Dividends to shareholders
  from net realized gains
  from investment
  transactions............           --      (11,736)          --    (6,926,213)
                            -----------  -----------  -----------  ------------
Change in net assets from
shareholder distributions.     (636,697)  (1,390,028)      (4,549)   (6,987,880)
                            -----------  -----------  -----------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued...................    1,070,819    4,068,954    2,275,496     7,084,184
 Dividends reinvested.....      276,800      688,260        3,288     4,992,293
 Cost of shares redeemed..   (3,115,065)  (7,747,788)  (4,616,976)  (18,324,114)
                            -----------  -----------  -----------  ------------
Change in net assets from
capital share
transactions..............   (1,767,446)  (2,990,574)  (2,338,192)   (6,247,637)
                            -----------  -----------  -----------  ------------
Change in net assets......   (1,358,387)  (4,503,325)  (2,966,438)   (5,450,266)
NET ASSETS:
 Beginning of period......   24,335,699   28,839,024   56,467,169    61,917,435
                            -----------  -----------  -----------  ------------
 End of period............  $22,977,312  $24,335,699  $53,500,731  $ 56,467,169
                            ===========  ===========  ===========  ============
SHARE TRANSACTIONS:
 Issued...................      109,787      410,027      117,580       356,714
 Reinvested...............       28,457       69,214          172       270,215
 Redeemed.................     (319,828)    (775,926)    (238,005)     (908,310)
                            -----------  -----------  -----------  ------------
Change in shares..........     (181,584)    (296,685)    (120,253)     (281,381)
                            ===========  ===========  ===========  ============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       Schedule of Portfolio Investments
                         September 30, 2000 (Unaudited)

  Principal                         Security                          Amortized
   Amount                         Description                           Cost
 ----------- -----------------------------------------------------   -----------
 U.S. Government Agencies (100.5%):
 Federal Farm Credit Bank (8.9%):
 $ 4,000,000 6.395%,* 10/16/00....................................   $ 3,989,317
                                                                     -----------
 Federal Home Loan Bank (91.6%):
   5,342,000 6.28%,* 10/02/00.....................................     5,341,068
   7,000,000 6.42%,* 10/06/00.....................................     6,993,758
   6,000,000 6.38%,* 10/13/00.....................................     5,987,240
   5,067,000 5.95%,* 11/02/00.....................................     5,040,201
  18,000,000 6.37%,* 01/04/01.....................................    17,697,214
                                                                     -----------
                                                                      41,059,481
                                                                     -----------

  Principal                       Security                          Amortized
   Amount                        Description                          Cost
 ----------- ----------------------------------------------------- -----------
   Total U.S. Government Agencies                                  $45,048,798
                                                                   -----------
   Total Investments (Amortized
    Cost $45,048,798)(a)--100.5%                                    45,048,798
   Liabilities in excess    of other assets--(0.5)%                   (243,581)
                                                                   -----------
   TOTAL NET ASSETS--100.0%                                        $44,805,217
                                                                   ===========

--------
Percentages indicated are based on net assets of $44,805,217.
*Effective yield at date of purchase.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------
 Corporate Bonds (8.4%):
 Financial Services (8.4%):
 $  800,000 Abbey National First Capital, 8.20%, 10/15/04.........   $   832,000
  1,000,000 General Electric Capital, 8.625%, 06/15/08............     1,095,000
                                                                     -----------
   Total Corporate Bonds                                               1,927,000
                                                                     -----------
 U.S. Government Agencies (65.6%):
 Fannie Mae (10.5%):
    370,329 6.50%, 03/01/09.......................................       366,163
  1,293,112 7.50%, 11/01/17.......................................     1,300,379
    734,040 7.50%, 12/01/25.......................................       735,413
                                                                     -----------
                                                                       2,401,955
                                                                     -----------
 Federal Home Loan Bank (51.7%):
  3,000,000 5.69%, 04/15/03.......................................     2,943,000
  1,000,000 6.89%, 04/06/04.......................................     1,011,140
  2,000,000 5.515%, 04/13/04......................................     1,936,840
  1,000,000 7.36%, 07/01/04.......................................     1,026,940
  1,000,000 7.32%, 04/21/05.......................................     1,029,330
  3,000,000 6.32%, 06/28/05.......................................     2,965,590
  1,000,000 6.15%, 11/28/05.......................................       980,950
                                                                     -----------
                                                                      11,893,790
                                                                     -----------

 Shares or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 Freddie Mac (2.3%):
 $  530,307 6.50%, 07/01/08.......................................   $   522,517
                                                                     -----------
 Ginnie Mae (1.1%):
    255,650 7.00%, 05/01/10.......................................       255,248
                                                                     -----------
   Total U.S. Government Agencies                                     15,073,510
                                                                     -----------
 U.S. Treasury Notes (23.3%):
  3,300,000 5.88%, 09/30/02.......................................     3,291,750
  2,000,000 6.75%, 05/15/05.......................................     2,071,860
                                                                     -----------
   Total U.S. Treasury Notes                                           5,363,610
                                                                     -----------
 Investment Companies (0.6%):
    137,671 Goldman Federal Money Market Portfolio................       137,671
                                                                     -----------
   Total Investment Companies                                            137,671
                                                                     -----------
   Total Investments (Cost
    $22,626,038)(a)--97.9%                                            22,501,791
   Other assets in excess of liabilities--2.1%                           475,521
                                                                     -----------
   TOTAL NET ASSETS--100.0%                                          $22,977,312
                                                                     ===========

--------
Percentages indicated are based on net assets of $22,977,312.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation... $ 121,582
   Unrealized depreciation...  (245,829)
                              ---------
   Net unrealized
   depreciation.............. $(124,247)
                              =========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------  -----------
 Common Stocks (98.9%):
 Aerospace/Defense (1.5%):
 21,000 General Motors Corp.--Class H (b)..........................  $   780,780
                                                                     -----------
 Banks (6.0%):
 15,276 Bank of America Corp.......................................      800,080
 15,000 Chase Manhattan Corp.......................................      692,813
 15,000 First Union Corp...........................................      482,813
 27,000 Wells Fargo Co.............................................    1,240,312
                                                                     -----------
                                                                       3,216,018
                                                                     -----------
 Beverages--Non-alcoholic (2.4%):
  9,200 Coca-Cola Co...............................................      507,150
 16,700 PepsiCo, Inc...............................................      768,200
                                                                     -----------
                                                                       1,275,350
                                                                     -----------
 Beverages--Wines & Spirits (1.6%):
 20,000 Anheuser-Busch Cos., Inc...................................      846,250
                                                                     -----------
 Capital Equipment (1.0%):
 10,000 Illinois Tool Works, Inc...................................      558,750
                                                                     -----------
 Chemicals--Diversified (0.4%):
  5,019 Du Pont (E.I.) de Nemours & Co.............................      207,975
                                                                     -----------
 Computer Software (8.4%):
 10,000 America Online, Inc. (b)...................................      537,500
 28,000 Cisco Systems, Inc. (b)....................................    1,546,999
  8,000 Dell Computer Corp. (b)....................................      246,500
  7,000 Electronic Data Systems Corp...............................      290,500
  6,500 Hewlett-Packard Co.........................................      630,500
 20,000 Microsoft Corp. (b)........................................    1,205,000
                                                                     -----------
                                                                       4,456,999
                                                                     -----------
 Computers (5.6%):
 18,000 EMC Corp. (b)..............................................    1,784,250
 11,000 International Business Machines Corp.......................    1,237,500
                                                                     -----------
                                                                       3,021,750
                                                                     -----------
 Cosmetics/Personal Care (0.5%):
  8,000 Gillette Co................................................      247,000
                                                                     -----------
 Diversified Operations (5.7%):
 40,000 General Electric Co........................................    2,307,500
  8,100 Minnesota Mining & Manufacturing Co........................      738,113
                                                                     -----------
                                                                       3,045,613
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------  -----------
 Common Stocks, continued:
 Electrical Equipment (3.4%):
  6,000 Emerson Electric Co........................................  $   402,000
 27,000 Tyco International Ltd.....................................    1,400,625
                                                                     -----------
                                                                       1,802,625
                                                                     -----------
 Electronic Components (3.8%):
  2,479 Agilent Technologies, Inc. (b).............................      121,316
 30,000 Intel Corp.................................................    1,248,750
 24,000 Motorola, Inc..............................................      678,000
                                                                     -----------
                                                                       2,048,066
                                                                     -----------
 Electronic Components--Semiconductors (2.9%):
 18,000 Xilinx, Inc. (b)...........................................    1,541,250
                                                                     -----------
 Financial Services (8.2%):
 33,333 Citigroup, Inc.............................................    1,802,064
 12,000 MGIC Investment Corp.......................................      733,500
 16,000 Morgan Stanley, Dean Witter & Co...........................    1,463,000
 10,000 Washington Mutual, Inc.....................................      398,125
                                                                     -----------
                                                                       4,396,689
                                                                     -----------
 Health Care--Drugs (3.4%):
 19,000 Bristol-Myers Squibb Co....................................    1,085,375
 10,000 Merck & Co., Inc...........................................      744,375
                                                                     -----------
                                                                       1,829,750
                                                                     -----------
 Health Care--General Products (2.1%):
 12,000 Johnson & Johnson..........................................    1,127,250
                                                                     -----------
 Household--General Products (1.6%):
 10,000 Newell Rubbermaid, Inc.....................................      228,125
  9,000 Procter & Gamble Co........................................      603,000
                                                                     -----------
                                                                         831,125
                                                                     -----------
 Insurance (2.0%):
 11,250 American International Group, Inc..........................    1,076,484
                                                                     -----------
 Medical Instruments (1.5%):
 15,000 Medtronic, Inc.............................................      777,188
                                                                     -----------
 Medical--Wholesale Drug Distribution (1.7%):
 20,000 Pfizer, Inc................................................      898,750
                                                                     -----------
 Motor Vehicles (0.9%):
  7,000 General Motors Corp........................................      455,000
                                                                     -----------
 Multimedia (1.0%):
  7,000 Time Warner, Inc...........................................      547,750
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 2000
                                  (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------  -----------
 Common Stocks, continued:
 Office Supplies, Automation & Equipment (1.4%):
  8,000 Avery Dennison Corp........................................  $   371,000
 10,000 Pitney Bowes, Inc..........................................      394,375
                                                                     -----------
                                                                         765,375
                                                                     -----------
 Oil Companies--Integrated (3.8%):
 10,000 BP Amoco Co., PLC..........................................      530,000
 17,000 Exxon Mobil Corp...........................................    1,515,125
                                                                     -----------
                                                                       2,045,125
                                                                     -----------
 Oil Field Services (2.1%):
 10,563 Conoco, Inc.--Class B......................................      284,541
 10,000 Schlumberger Ltd...........................................      823,125
                                                                     -----------
                                                                       1,107,666
                                                                     -----------
 Paper & Related Products (3.1%):
 15,000 CVS Corp...................................................      694,687
  9,000 Kimberly-Clark Corp........................................      502,313
 10,000 Lowe's Cos., Inc...........................................      448,750
                                                                     -----------
                                                                       1,645,750
                                                                     -----------
 Pharmaceuticals (0.8%):
  9,000 Schering-Plough Corp.......................................      418,500
                                                                     -----------
 Pipelines (1.7%):
 15,000 El Paso Energy Corp........................................      924,375
                                                                     -----------
 Restaurants (0.6%):
 10,000 McDonald's Corp............................................      301,875
                                                                     -----------
 Retail--Convenience Stores (0.9%):
 35,000 Casey's General Stores, Inc................................      455,000
                                                                     -----------
 Retail--General Merchandise (1.8%):
 20,000 Wal-Mart Stores, Inc.......................................      962,500
                                                                     -----------
 Retail--Specialty Stores (1.6%):
 16,500 Home Depot, Inc............................................      875,531
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued:
 Steel (0.3%):
   6,000 Nucor Corp...............................................   $   180,750
                                                                     -----------
 Telecommunications (2.7%):
  14,640 Verizon Communications...................................       709,125
  25,000 WorldCom, Inc. (b).......................................       759,375
                                                                     -----------
                                                                       1,468,500
                                                                     -----------
 Telecommunications Equipment (0.7%):
  13,000 Lucent Technologies, Inc.................................       397,313
                                                                     -----------
 Utilities--Electric (3.8%):
  30,000 AES Corp. (b)............................................     2,055,000
                                                                     -----------
 Utilities--Telephone (2.4%):
  15,000 AT&T Corp................................................       440,625
  17,000 SBC Communications, Inc..................................       850,000
                                                                     -----------
                                                                       1,290,625
                                                                     -----------
 Wholesale (4.2%):
  25,000 Arrow Electronics, Inc. (b)..............................       851,563
  30,000 Sysco Corp...............................................     1,389,375
                                                                     -----------
                                                                       2,240,938
                                                                     -----------
 Wholesale & International Trade (1.4%):
  22,000 Costco Wholesale Corp. (b)...............................       768,625
                                                                     -----------
   Total Common Stocks                                                52,891,860
                                                                     -----------
 Investment Companies (1.1%):
 608,579 Goldman Federal Money Market Portfolio...................       608,579
                                                                     -----------
   Total Investment Companies                                            608,579
                                                                     -----------
   Total Investments (Cost $29,388,800)(a)--100.0%                    53,500,439
   Other assets in excess of liabilities--0.0%                               292
                                                                     -----------
   TOTAL NET ASSETS--100.0%                                          $53,500,731
                                                                     ===========

------
Percentages indicated are based on net assets of $53,500,731.
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $24,693,117
   Unrealized depreciation...    (581,478)
                              -----------
   Net unrealized apprecia-
   tion...................... $24,111,639
                              ===========

(b)Represents non-income producing securities.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         Notes to Financial Statements
                              September 30, 2000
                                  (Unaudited)


1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Brenton U.S. Government Money Market Fund ("U.S. Government Money Market Fund"), Brenton Intermediate U.S. Government Securities Fund ("Intermediate U.S. Government Securities Fund"), and Brenton Value Equity Fund ("Value Equity Fund") (collectively, the "Funds" and individually, a "Fund") are a series within the Group.

 The U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Intermediate U.S. Government Securities Fund and Value Equity Fund each currently offer a single class of shares. The U.S. Government Money Market Fund offers two classes of shares, Class M Shares and Class S Shares, which have different expenses that affect performance. The U.S. Government Money Market Fund commenced offering Class S Shares on October 8, 1998. Shares issued by that Fund prior to October 8, 1998 have been redesignated Class M Shares. Shares of the Intermediate U.S. Government Securities Fund and Value Equity Fund, and Class M Shares of the U.S. Government Money Market Fund, are offered for sale to the general public. Class S shares of the U.S. Government Money Market Fund are offered only to certain eligible investors.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

   Securities Valuation:

   Investments of the U.S. Government Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

   Investments, excluding registered investment companies, of the Intermediate U.S. Government Securities Fund and the Value Equity Fund (collectively "the Variable Net Asset Value Funds") are valued at their

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)

   market values determined on the basis of the current available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the Variable Net Asset Value Funds is reflected as either unrealized appreciation or depreciation.

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Dividends to Shareholders:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

   Federal Income Taxes:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. At September 30, 2000, the U.S. Government Money Market Fund and the Intermediate U.S. Government Securities Fund had capital loss carryforwards, which are available to offset future capital gains, if any:

                                                            Capital Loss
                                                            Carryforward Expires
                                                            ------------ -------
    U.S. Government Money Market Fund......................   $   348     2005
    U.S. Government Money Market Fund......................         5     2006
    Intermediate U.S. Government Securities Fund...........    44,683     2008

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)

   Expenses:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2000 are as follows:

                                                          Purchases    Sales
                                                          ---------- ----------
  Intermediate U.S. Government Securities Fund........... $2,037,813 $3,650,801
  Value Equity Fund......................................    235,283  2,910,496

4. Related Party Transactions:

 Investment advisory services are provided to the Funds by Brenton Bank. Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily and paid monthly based on a percentage of the average net assets of each Fund, at the following annual rates: U.S. Government Money Market Fund--0.40% of the Fund's first $250 million in net assets and up to 0.30% of the Fund's net assets in excess of $250 million; Intermediate U.S. Government Securities Fund--up to 0.50% of the Fund's first $25 million in net assets and up to 0.30% of the Fund's net assets in excess of $25 million; and Value Equity Fund--up to 0.74% of the Fund's first $25 million of net assets and up to 0.60% of the Fund's net assets in excess of $25 million.

 BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), who serves the Group as Administrator, is a wholly owned subsidiary of the BISYS Group, Inc., with whom certain officers and trustees of the Group are also officers of the Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Group. Under the terms of the administration agreement, BISYS Ohio receives an annual fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at the annual rate of 0.20%.

 BISYS Ohio serves the Funds as Transfer Agent. Under the terms of the Transfer Agency Agreement, BISYS Ohio receives a fee based on the number of shareholders on record. BISYS Ohio provides fund accounting services to the Funds pursuant to the Fund Accounting Agreement.

 BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves the Group as the Funds' distribution agent. The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds (excluding Class S shares of U.S. Government Money Market Fund) are authorized to pay or

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)

 reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of average daily net assets. Class S shares of U.S. Government Money Market Fund incur distribution and services fees at an annual rate not to exceed 0.75% of average daily net assets. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares. As a result of the payment of sales loads and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

 BISYS is also entitled to receive commissions on sales of shares of the Funds. For the period ended September 30, 2000, BISYS received $2,763 from commissions earned on sales of shares of the Fund, of which $2,265 was reallowed to broker/dealers affiliated with Brenton Bank.

 Brenton Bank serves as Custodian ("the Custodian") to the Funds pursuant to the Custodian Agreement. For custodial services, each of the Funds pays the Custodian an annual asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended September 30, 2000:

                                   U.S. Government  Intermediate
                                    Money Market   U.S. Government Value Equity
                                        Fund       Securities Fund     Fund
                                   --------------- --------------- ------------
  Investment Advisory Fees:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................         0.40%           0.50%          0.74%
  Voluntary fee reductions.......      $31,112         $    --       $     --
  Administration Fees:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................         0.20%           0.20%          0.20%
  Voluntary fee reductions.......      $11,111         $11,564       $     --
  12b-1 Fees--Single or Class M
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................         0.50%           0.50%          0.50%
  Voluntary fee reductions.......      $88,905         $57,823       $123,145
  12b-1 Fees--Class S
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................         0.75%
  Voluntary fee reductions.......      $18,507

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                   U.S. Government
                                                  Money Market Fund
                                          -----------------------------------
                                                       Class S
                                          -----------------------------------
                                           Six Months      Year    October 8,
                                              Ended        Ended    1998 to
                                          September 30,  March 31, March 31,
                                              2000         2000     1999(a)
                                          -------------  --------- ----------
                                           (Unaudited)
Net Asset Value, Beginning of Period.....    $ 1.000      $ 1.000   $ 1.000
                                             -------      -------   -------
Investment Activities
  Net investment income..................      0.026        0.041     0.020
                                             -------      -------   -------
    Total from Investment Activities.....      0.026        0.041     0.020
                                             -------      -------   -------
Distributions
  Net investment income..................     (0.026)      (0.041)   (0.020)
                                             -------      -------   -------
    Total Distributions..................     (0.026)      (0.041)   (0.020)
                                             -------      -------   -------
Net Asset Value, End of period...........    $ 1.000      $ 1.000   $ 1.000
                                             =======      =======   =======
    Total return.........................       2.64%(b)     4.23%     1.89%(b)
Ratios/Supplementary Data:
  Net Assets, End of Period (000)........    $ 7,817      $ 7,530   $10,070
  Ratio of expenses to average net
   assets................................       1.10%(c)     1.17%     1.11%(c)
  Ratio of net investment income to
   average net assets....................       5.20%(c)     4.11%     3.94%(c)
  Ratio of expenses to average net assets
   (*)...................................       1.79%(c)     1.82%     1.81%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                 U.S. Government
                                                Money Market Fund
                         ----------------------------------------------------------------
                                                     Class M
                         ----------------------------------------------------------------
                          Six Months      Year      Year      Year      Year      Year
                             Ended        Ended     Ended     Ended     Ended     Ended
                         September 30,  March 31, March 31, March 31, March 31, March 31,
                             2000         2000      1999      1998      1997      1996
                         -------------  --------- --------- --------- --------- ---------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                            -------      -------   -------   -------   -------   -------
Investment Activities
  Net investment income.      0.027        0.044     0.045     0.048     0.046     0.050
                            -------      -------   -------   -------   -------   -------
    Total from
     Investment
     Activities.........      0.027        0.044     0.045     0.048     0.046     0.050
                            -------      -------   -------   -------   -------   -------
Distributions
  Net investment income.     (0.027)      (0.044)   (0.045)   (0.048)   (0.046)   (0.050)
                            -------      -------   -------   -------   -------   -------
    Total Distributions.     (0.027)      (0.044)   (0.045)   (0.048)   (0.046)   (0.050)
                            -------      -------   -------   -------   -------   -------
Net Asset Value, End of
Period..................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                            =======      =======   =======   =======   =======   =======
    Total return........       2.76%(a)     4.47%     4.58%     4.96%     4.67%     5.12%
Ratios/Supplementary
Data:
  Net Assets, End of
   Period (000).........    $36,988      $39,954   $38,397   $42,061   $34,796   $35,436
  Ratio of expenses to
   average net assets...       0.87%(b)     0.93%     0.81%     0.72%     0.77%     0.75%
  Ratio of net
   investment income to
   average net assets...       5.43%(b)     4.39%     4.47%     4.86%     4.57%     4.99%
  Ratio of expenses to
   average net assets
   (*)..................       1.54%(b)     1.56%     1.49%     1.41%     1.47%     1.46%

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not annualized.
(b)  Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                          Intermediate U.S. Government
                                                 Securities Fund
                         -----------------------------------------------------------------
                          Six Months      Year       Year      Year      Year      Year
                             Ended        Ended      Ended     Ended     Ended     Ended
                         September 30,  March 31,  March 31, March 31, March 31, March 31,
                             2000         2000       1999      1998      1997      1996
                         -------------  ---------  --------- --------- --------- ---------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  9.71      $ 10.29    $ 10.30   $  9.91   $ 10.14   $  9.99
                            -------      -------    -------   -------   -------   -------
Investment Activities
  Net investment income.       0.27         0.53       0.54      0.59      0.57      0.59
  Net realized and
   unrealized
   gains/(losses) from
   investments..........       0.17        (0.57)      0.06      0.40     (0.22)     0.15
                            -------      -------    -------   -------   -------   -------
    Total from
     Investment
     Activities.........       0.44        (0.04)      0.60      0.99      0.35      0.74
                            -------      -------    -------   -------   -------   -------
Distributions
  Net investment income.      (0.27)       (0.53)     (0.54)    (0.58)    (0.57)    (0.59)
  Net realized gains
   from investments.....         --        (0.01)     (0.07)    (0.02)    (0.01)       --
                            -------      -------    -------   -------   -------   -------
    Total Distributions.      (0.27)       (0.54)     (0.61)    (0.60)    (0.58)    (0.59)
                            -------      -------    -------   -------   -------   -------
Net Asset Value, End of
 Period.................    $  9.88      $  9.71    $ 10.29   $ 10.30   $  9.91   $ 10.14
                            =======      =======    =======   =======   =======   =======
    Total return
     (excludes sales
     charge)............       4.61%(a)    (0.40)%     6.00%    10.21%     3.51%     7.48%
Ratios/Supplementary
 Data:
  Net Assets, End of
   Period (000).........    $22,977      $24,336    $28,839   $26,332   $34,158   $34,390
  Ratio of expenses to
   average net assets...       1.00%(b)     1.01%      0.91%     0.97%     1.02%     1.07%
  Ratio of net
   investment income to
   average net assets...       5.48%(b)     5.29%      5.21%     5.47%     5.64%     5.82%
  Ratio of expenses to
   average net assets
   (*)..................       1.60%(b)     1.60%      1.49%     1.42%     1.47%     1.55%
  Portfolio Turnover....       8.93%       42.12%     17.18%    61.25%    78.95%    30.85%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not annualized.
(b)  Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                Value Equity Fund
                         -----------------------------------------------------------------
                          Six Months       Year      Year      Year      Year      Year
                             Ended         Ended     Ended     Ended     Ended     Ended
                         September 30,   March 31, March 31, March 31, March 31, March 31,
                             2000          2000      1999      1998      1997      1996
                         -------------   --------- --------- --------- --------- ---------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 19.73       $ 19.70   $ 19.81   $ 14.80   $ 12.95   $ 10.83
                            -------       -------   -------   -------   -------   -------
Investment Activities
  Net investment
   income/(loss)........      (0.01)         0.02      0.07      0.10      0.13      0.10
  Net realized and
   unrealized
   gains/(losses) from
   investments..........      (0.21)         2.63      2.32      5.41      2.11      2.70
                            -------       -------   -------   -------   -------   -------
    Total from
     Investment
     Activities.........      (0.22)         2.65      2.39      5.51      2.24      2.80
                            -------       -------   -------   -------   -------   -------
Distributions
  Net investment income.         --(a)      (0.02)    (0.07)    (0.10)    (0.13)    (0.10)
  Net realized gains
   from investments.....         --         (2.60)    (2.43)    (0.40)    (0.19)    (0.58)
  In excess of net
   realized gains from
   investments..........         --            --        --        --     (0.07)       --
                            -------       -------   -------   -------   -------   -------
    Total Distributions.         --         (2.62)    (2.50)    (0.50)    (0.39)    (0.68)
                            -------       -------   -------   -------   -------   -------
Net Asset Value, End of
Period..................    $ 19.51       $ 19.73   $ 19.70   $ 19.81   $ 14.80   $ 12.95
                            =======       =======   =======   =======   =======   =======
    Total return
     (excludes sales
     charges)...........      (1.11)%(b)    14.40%    13.40%    37.59%    17.44%    26.13%
Ratios/Supplementary
Data:
  Net Assets, End of
   Period (000).........    $53,501       $56,467   $61,917   $56,948   $41,727   $32,353
  Ratio of expenses to
   average net assets...       1.15%(c)      1.20%     1.20%     1.20%     1.28%     1.45%
  Ratio of net
   investment
   income/(loss) to
   average net assets...      (0.12)%(c)     0.10%     0.36%     0.57%     0.88%     0.83%
  Ratio of expenses to
   average net assets
   (*)..................       1.61%(c)      1.66%     1.65%     1.65%     1.73%     1.92%
  Portfolio Turnover....       0.44%         8.60%    24.28%    33.20%    17.15%    43.80%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Distribution per share was less than $0.005.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215


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                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               September 30, 2000

                        This material must be preceded
                                      or
                           accompanied by a current
                                  prospectus.